Schedule of Basic and Diluted Net Loss per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014		Jun. 13, 2014	Jun. 30, 2013		Jun. 30, 2012
Earnings Per Share [Abstract]
Loss from continuing operations	$ 3,800	$ (72,195)	[1]	$ (42,774)	[2]	$ (37,558)	[3],[4]	$ (29,117)	[5]	$ (24,853)	[6],[7]	$ (19,167)	[8]	$ (34,569)	[10],[9]	$ (67,024)	[11]	$ (106,700)	$ (66,700)	$ (181,644)			$ (145,613)		$ (9,897)
Earnings from discontinued operations		(1,305)	[1],[12]	1,159	[12],[2]	761	[12],[3],[4]	1,735	[12],[5]	908	[12],[6],[7]	2,634	[12],[8]	2,422	[10],[12],[9]	2,432	[11],[12]		2,500	2,350	[12]	2,350	8,396	[12]	8,673
Net loss	$ 3,800	$ (73,500)	[1]	$ (41,615)	[2]	$ (36,797)	[3],[4]	$ (27,382)	[5]	$ (23,945)	[6],[7]	$ (16,533)	[8]	$ (32,147)	[10],[9]	$ (64,592)	[11]	$ (106,700)	$ (64,200)	$ (179,294)			$ (137,217)		$ (1,224)
Weighted-average common shares outstanding, basic and diluted																				223,000			223,000		223,000
Loss from continuing operations per share																				$ (0.81)			$ (0.65)		$ (0.05)
Earnings from discontinued operations per share																				$ 0.01			$ 0.04		$ 0.04
Net loss per common share																				$ (0.80)			$ (0.61)		$ (0.01)

[1]	The Company realized an increase in revenue and operating expenses beginning May 16, 2014 as a result of the acquisition of Geo.
[2]	The Company realized an increase in revenue and operating expenses beginning March 4, 2014 as a result of the acquisition of CoreXchange.
[3]	The Company realized an increase in revenue and operating expenses beginning October 1, 2013 as a result of the acquisition of Access.
[4]	The Company realized an increase in revenue and operating expenses beginning October 2, 2013 as a result of the acquisition of Fiberlink.
[5]	The Company realized an increase in revenue and operating expenses beginning August 1, 2013 as a result of the acquisition of Corelink.
[6]	The Company realized an increase in revenue and operating expenses beginning June 1, 2013 as a result of the acquisition of Core NAP.
[7]	During the quarter ended June 30, 2013, the Company recognized a charge of $10,197 for lease termination costs related to exit activities initiated for unutilized space associated with leased office and technical facilities-see Note 15-Commitments and Contingencies.
[8]	The Company realized an increase in revenue and operating expenses beginning December 31, 2012 as a result of the acquisition of Litecast.
[9]	The Company realized an increase in revenue and operating expenses beginning October 1, 2012 as a result of the acquisition of USCarrier.
[10]	The Company realized an increase in revenue and operating expenses beginning December 14, 2012 as a result of the acquisition of First Telecom.
[11]	The Company realized an increase in revenue and operating expenses beginning August 31, 2012 as a result of the acquisition of FiberGate.
[12]	The Company spun-off its OVS operating unit on June 13, 2014-see Note 4-Spin-Off of Business.